Employee Retirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended						3 Months Ended	12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Mar. 31, 2013 Pension Benefits	Dec. 31, 2012 Pension Benefits	Mar. 31, 2012 Pension Benefits	Dec. 31, 2012 Pension Benefits	Dec. 31, 2011 Pension Benefits	Dec. 31, 2012 U.S. Plan	Dec. 31, 2011 U.S. Plan	Dec. 31, 2010 U.S. Plan	Dec. 31, 2012 U.S. Plan Maximum	Dec. 31, 2012 Other Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Other Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Other Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Pension Benefits - U.K.	Dec. 31, 2011 Pension Benefits - U.K.	Mar. 31, 2013 Key officer postretirement car benefit plan Minimum	Dec. 31, 2012 Key officer postretirement car benefit plan Minimum	Dec. 31, 2012 Defined Contribution Pension [Member]	Dec. 31, 2012 Defined Contribution Pension [Member] Maximum	Dec. 31, 2012 Equity [Member] U.S. Plan	Dec. 31, 2012 Equity [Member] Pension Benefits - U.K.	Dec. 31, 2012 Fixed Income Funds [Member] U.S. Plan	Dec. 31, 2012 Fixed Income Funds [Member] Pension Benefits - U.K.	Dec. 31, 2012 Cash and Cash Equivalents [Member] U.S. Plan	Dec. 31, 2011 Cash and Cash Equivalents [Member] U.S. Plan	Dec. 31, 2012 Cash and Cash Equivalents [Member] Pension Benefits - U.K.	Dec. 31, 2011 Cash and Cash Equivalents [Member] Pension Benefits - U.K.
Defined Benefit Plan Disclosure [Line Items]
Total fair value of pension plan assets										$ 498.4	$ 423.2	$ 365.9					$ 169.0	$ 149.2									$ 8.3	$ 11.6	$ 12.9	$ 11.6
Fixed Interest Rate, on Cash Balance Credits in Year 2012 and Later Years Percentage	3.00%
Defined Contribution Plan, Employer Match Percentage																					100.00%
Percentage of employee contributions eligible for employer match																						8.00%
Defined Contribution Plan, Employer Enhanced Match Period																					5 years
Unamortized prior service cost																	13.1
Service period																			20 years	20 years
Retirement age																			58 years	58 years
Pension benefits included in AOCI						109.8		109.8	99.6
Provisions charged to income														8.9	8.0	8.8
Defined Contribution Plan, Cost Recognized	18.6	18.0	14.8
Defined Benefit Plan, Target Plan Asset Allocations																							65.00%	79.00%	35.00%	9.00%			12.00%
Defined Benefit Plan, Expected Return on Plan Assets, Percent										7.60%							7.50%
Company contributions					3.7	38.4	20.3	58.9		46.3	67.8
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year				20.0
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year													$ 30.0